DBX ETF Trust | 1
Schedule of Investments
Xtrackers S&P 500 Scored & Screened ETF
May 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.8%
Communication Services
— 12.5%
Alphabet, Inc., Class A
402,187 152,967,803
Alphabet, Inc., Class C
323,553 121,795,056
AT&T, Inc.
482,278 11,960,494
Electronic Arts, Inc.
15,586 3,144,008
Fox Corp., Class A
12,013 767,871
Fox Corp., Class B
11,207 643,170
Netflix, Inc. *
291,756 25,096,851
News Corp., Class A
27,285 712,138
News Corp., Class B
10,774 321,281
Omnicom Group, Inc.
22,698 1,650,372
Paramount Skydance Corp.,
Class B
27,107 287,605
Take-Two Interactive Software,
Inc. *
11,981 2,685,661
T-Mobile US, Inc.
32,588 6,111,228
Walt Disney Co.
121,872 12,410,226
Warner Bros Discovery, Inc. *
170,860 4,614,929
(Cost $229,724,429)
345,168,693
Consumer Discretionary
— 4.8%
Aptiv PLC *
16,273 1,105,588
AutoZone, Inc. *
1,138 3,340,246
Best Buy Co., Inc.
14,385 1,121,311
Booking Holdings, Inc.
55,598 9,308,773
Carnival Corp. Ltd.
88,848 2,493,075
Chipotle Mexican Grill, Inc. *
89,388 2,847,902
D.R. Horton, Inc.
18,430 2,710,869
Darden Restaurants, Inc.
8,463 1,725,690
Deckers Outdoor Corp. *
9,690 1,103,207
eBay, Inc.
31,281 3,418,075
Expedia Group, Inc.
8,060 1,819,867
Ford Motor Co.
277,276 4,835,693
Hasbro, Inc.
8,561 737,701
Hilton Worldwide Holdings, Inc.
15,767 5,166,215
Home Depot, Inc.
68,808 21,821,769
Las Vegas Sands Corp.
20,621 1,042,804
Lowe's Cos., Inc.
38,575 8,268,937
Marriott International, Inc.,
Class A
15,165 5,695,974
McDonald's Corp.
49,110 13,711,512
MGM Resorts International *
12,333 538,582
NIKE, Inc., Class B
81,615 3,773,061
Norwegian Cruise Line Holdings
Ltd. *
33,817 620,204
Ralph Lauren Corp.
2,577 937,770
Royal Caribbean Cruises Ltd.
17,334 4,933,776
Starbucks Corp.
78,655 7,799,430
Tapestry, Inc.
14,488 2,107,425
TJX Cos., Inc.
76,409 11,824,293
Tractor Supply Co.
38,662 1,219,013
Number
of Shares Value $
Ulta Beauty, Inc. *
3,026 1,539,780
Williams-Sonoma, Inc.
8,816 1,794,673
Yum! Brands, Inc.
19,067 2,820,963
(Cost $130,213,018)
132,184,178
Consumer Staples — 5.1%
Archer-Daniels-Midland Co.
32,838 2,619,816
Bunge Global SA
9,418 1,161,239
Campbell's Company (a)
17,214 363,388
Church & Dwight Co., Inc.
15,893 1,519,848
Clorox Co.
7,763 698,825
Coca-Cola Co.
267,055 21,100,016
Colgate-Palmolive Co.
55,054 4,962,017
Conagra Brands, Inc.
37,598 499,301
Costco Wholesale Corp.
30,663 29,323,640
Estee Lauder Cos., Inc., Class A
17,450 1,552,178
General Mills, Inc.
38,269 1,293,875
Hershey Co.
10,106 1,960,867
Hormel Foods Corp.
21,239 493,382
J M Smucker Co.
6,814 703,205
Keurig Dr Pepper, Inc.
96,346 2,893,270
Kimberly-Clark Corp.
23,334 2,277,398
Kraft Heinz Co.
60,965 1,463,770
Kroger Co.
39,743 2,470,027
McCormick & Co., Inc.
18,406 871,892
Molson Coors Beverage Co.,
Class B
12,911 510,372
Mondelez International, Inc.,
Class A
88,002 5,383,082
PepsiCo, Inc.
94,166 13,577,796
Sysco Corp.
32,542 2,467,009
Target Corp.
31,149 3,958,103
Walmart, Inc.
303,021 35,074,681
(Cost $134,887,999)
139,198,997
Energy — 2.7%
APA Corp.
26,923 980,805
Baker Hughes Co.
68,185 4,355,658
ConocoPhillips
84,343 9,613,415
Devon Energy Corp.
79,523 3,537,978
Diamondback Energy, Inc.
13,777 2,638,020
EOG Resources, Inc.
36,964 4,930,258
EQT Corp.
42,614 2,340,787
Expand Energy Corp.
16,174 1,503,859
Halliburton Co.
57,285 2,225,522
Kinder Morgan, Inc.
134,260 4,172,801
Marathon Petroleum Corp.
20,366 5,066,450
Occidental Petroleum Corp.
51,035 2,890,112
ONEOK, Inc.
43,183 3,624,781
Phillips 66
27,703 4,872,404
SLB Ltd.
103,119 5,625,141
Targa Resources Corp.
14,821 3,780,392
Valero Energy Corp.
21,035 5,149,789

2 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 Scored & Screened ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Williams Cos., Inc.
84,313 6,019,105
(Cost $60,076,847)
73,327,277
Financials — 12.5%
Aflac, Inc.
32,941 3,703,227
Allstate Corp.
17,926 3,694,369
American Express Co.
36,888 11,673,945
American International Group,
Inc.
36,654 2,720,826
Ameriprise Financial, Inc.
6,280 2,799,059
Aon PLC, Class A
14,762 4,665,678
Apollo Global Management, Inc.
32,459 4,177,798
Arch Capital Group Ltd. *
25,344 2,264,233
Ares Management Corp., Class
A
13,995 1,798,357
Arthur J Gallagher & Co.
17,636 3,546,776
Assurant, Inc.
3,791 943,466
Bank of America Corp.
458,299 23,648,228
Bank of New York Mellon Corp.
47,760 6,659,177
Blackrock, Inc.
9,945 10,411,222
Capital One Financial Corp.
42,775 8,038,706
Cboe Global Markets, Inc.
7,251 2,418,644
Charles Schwab Corp.
115,237 10,065,952
Chubb Ltd.
25,183 7,850,297
Citigroup, Inc.
120,470 15,167,173
Citizens Financial Group, Inc.
28,434 1,770,301
CME Group, Inc.
24,912 6,814,428
Everest Group Ltd.
2,625 850,579
FactSet Research Systems, Inc.
2,818 691,734
Fidelity National Information
Services, Inc.
34,831 1,497,385
Fifth Third Bancorp
61,368 3,064,104
Fiserv, Inc. *
36,946 2,089,666
Franklin Resources, Inc.
19,985 619,935
Global Payments, Inc.
16,152 1,219,637
Goldman Sachs Group, Inc.
20,735 21,264,987
Hartford Insurance Group, Inc.
19,065 2,423,733
Huntington Bancshares, Inc.
139,537 2,282,825
Interactive Brokers Group, Inc.,
Class A
30,738 2,673,284
Intercontinental Exchange, Inc.
39,050 5,773,542
Invesco Ltd.
34,548 983,236
Jack Henry & Associates, Inc.
5,259 716,907
KeyCorp
61,613 1,314,205
M&T Bank Corp.
10,935 2,363,163
Marsh & McLennan Cos., Inc.
33,509 5,360,435
Mastercard, Inc., Class A
56,202 27,762,664
MetLife, Inc.
37,795 3,125,269
Moody's Corp.
10,577 4,794,025
Morgan Stanley
83,215 17,308,720
MSCI, Inc.
5,065 3,197,940
Nasdaq, Inc.
30,951 2,863,587
Northern Trust Corp.
12,816 2,120,407
Number
of Shares Value $
PayPal Holdings, Inc.
63,317 2,833,436
Principal Financial Group, Inc.
14,315 1,483,320
Prudential Financial, Inc.
24,381 2,453,704
Raymond James Financial, Inc.
12,319 1,766,668
Regions Financial Corp.
60,524 1,694,672
S&P Global, Inc.
21,130 8,959,120
State Street Corp.
19,396 3,018,793
Synchrony Financial
24,959 1,783,071
T. Rowe Price Group, Inc.
14,358 1,500,842
Truist Financial Corp.
87,711 4,228,547
US Bancorp
107,815 5,913,653
Visa, Inc., Class A
116,311 37,959,258
Wells Fargo & Co.
214,224 16,610,929
Willis Towers Watson PLC
6,458 1,612,369
(Cost $309,088,184)
343,012,213
Health Care — 10.6%
Abbott Laboratories
120,058 10,276,965
AbbVie, Inc.
122,097 26,582,959
Agilent Technologies, Inc.
19,254 2,609,495
Amgen, Inc.
37,200 12,528,588
Baxter International, Inc.
39,117 734,617
Becton Dickinson & Co.
19,464 2,863,544
Biogen, Inc. *
10,064 1,972,544
Bio-Techne Corp.
10,322 533,441
Boston Scientific Corp. *
102,231 4,938,780
Bristol-Myers Squibb Co.
140,475 8,032,360
Cardinal Health, Inc.
16,264 3,200,755
Cencora , Inc.
13,483 3,631,781
Centene Corp. *
32,204 1,919,358
Charles River Laboratories
International, Inc. *
3,759 679,289
Cigna Group
18,156 5,036,474
CVS Health Corp.
87,832 7,990,955
Danaher Corp.
43,421 7,931,714
DaVita, Inc. *
2,769 538,183
Edwards Lifesciences Corp. *
40,208 3,476,786
Elevance Health, Inc.
15,245 5,994,181
Eli Lilly & Co.
54,771 60,521,955
GE HealthCare Technologies,
Inc.
31,165 1,942,826
Gilead Sciences, Inc.
85,718 11,523,071
Henry Schein, Inc. *
6,669 510,712
Humana, Inc.
8,482 2,590,572
IDEXX Laboratories, Inc. *
5,512 3,106,177
Labcorp Holdings, Inc.
5,656 1,470,899
Medtronic PLC
89,085 6,575,364
Merck & Co., Inc.
171,536 20,364,754
Mettler-Toledo International,
Inc. *
1,377 1,625,659
Moderna, Inc. *
25,627 1,209,338
Pfizer, Inc.
391,293 10,244,051
Quest Diagnostics, Inc.
7,502 1,462,140

DBX ETF Trust | 3
Schedule of Investments
Xtrackers S&P 500 Scored & Screened ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Regeneron Pharmaceuticals, Inc.
6,941 4,267,188
ResMed, Inc.
10,200 1,943,814
Revvity , Inc.
7,434 777,225
Stryker Corp.
23,824 7,268,464
Thermo Fisher Scientific, Inc.
25,962 12,786,545
UnitedHealth Group, Inc.
62,609 23,810,829
Waters Corp. *
6,759 2,592,550
Zimmer Biomet Holdings, Inc.
13,474 1,109,314
Zoetis, Inc.
28,880 2,243,687
(Cost $285,470,232)
291,419,903
Industrials — 8.6%
A O Smith Corp.
6,723 381,329
Allegion PLC
6,556 852,739
AMETEK, Inc.
16,215 3,662,158
Broadridge Financial Solutions,
Inc.
8,561 1,315,997
C.H. Robinson Worldwide, Inc.
8,129 1,452,246
Carrier Global Corp.
54,018 3,450,130
Caterpillar, Inc.
32,184 28,189,000
Cintas Corp.
23,373 4,002,860
Comfort Systems USA, Inc.
2,436 4,453,520
CSX Corp.
127,849 5,786,446
Cummins, Inc.
9,568 6,186,956
Deere & Co.
17,412 9,440,438
Delta Air Lines, Inc.
44,543 3,673,907
Dover Corp.
9,438 1,994,816
Eaton Corp. PLC
26,831 10,748,499
Emerson Electric Co.
38,699 5,565,690
Fastenal Co.
79,177 3,499,623
Fortive Corp.
21,748 1,268,343
GE Vernova , Inc.
18,636 18,045,612
Generac Holdings, Inc. *
4,037 1,121,923
General Electric Co.
72,495 23,470,981
Hubbell, Inc.
3,661 1,733,886
IDEX Corp.
5,083 1,071,649
Illinois Tool Works, Inc.
18,222 4,505,936
Ingersoll Rand, Inc.
25,094 1,797,734
Jacobs Solutions, Inc.
7,899 946,774
JB Hunt Transport Services, Inc.
5,088 1,406,476
Johnson Controls International
PLC
42,309 5,671,945
Lennox International, Inc.
2,169 1,089,185
Nordson Corp.
3,480 999,908
Norfolk Southern Corp.
15,721 4,794,276
Otis Worldwide Corp.
26,380 1,868,759
PACCAR, Inc.
36,506 4,029,167
Pentair PLC
11,386 806,584
Quanta Services, Inc.
10,318 7,343,630
Republic Services, Inc.
13,849 2,775,894
Rockwell Automation, Inc.
7,725 3,484,438
Southwest Airlines Co.
33,522 1,439,770
Number
of Shares Value $
Stanley Black & Decker, Inc.
10,361 822,871
Trane Technologies PLC
15,314 6,911,208
Uber Technologies, Inc. *
142,278 10,016,371
Union Pacific Corp.
40,893 10,740,138
United Airlines Holdings, Inc. *
23,005 2,640,974
United Rentals, Inc.
4,354 4,335,147
Veralto Corp.
16,696 1,372,912
Verisk Analytics, Inc.
9,575 1,675,529
W.W. Grainger, Inc.
3,026 3,734,810
Waste Management, Inc.
25,688 5,431,984
Westinghouse Air Brake
Technologies Corp.
11,764 3,072,286
Xylem, Inc.
16,571 1,815,187
(Cost $195,072,720)
236,898,641
Information Technology
— 37.3%
Accenture PLC, Class A
42,415 7,934,574
Adobe, Inc. *
28,299 7,335,384
Akamai Technologies, Inc. *
10,771 1,610,695
Analog Devices, Inc.
33,760 13,971,576
Applied Materials, Inc.
54,850 24,685,791
Autodesk, Inc. *
14,590 3,374,813
Cadence Design Systems, Inc. *
18,835 7,061,807
Ciena Corp. *
9,732 5,646,798
Cisco Systems, Inc.
273,087 32,885,137
Cognizant Technology Solutions
Corp., Class A
32,855 1,831,831
Coherent Corp. *
12,943 4,678,506
Corning, Inc.
53,928 9,769,596
Dell Technologies, Inc., Class C
20,514 8,634,548
First Solar, Inc. *
7,376 2,262,883
Fortinet, Inc. *
43,727 6,033,014
Gartner, Inc. *
4,719 765,422
Gen Digital, Inc.
37,466 966,248
GoDaddy, Inc., Class A *
8,945 767,749
HP, Inc.
66,978 1,811,085
Intel Corp. *
324,515 37,215,380
Intuit, Inc.
19,204 6,366,702
Jabil, Inc.
7,269 2,649,987
Keysight Technologies, Inc. *
11,833 4,003,459
KLA Corp.
9,061 17,412,614
Lam Research Corp.
86,296 27,457,661
Lumentum Holdings, Inc. *
4,934 4,218,373
Micron Technology, Inc.
77,800 75,543,800
Microsoft Corp.
513,323 231,118,548
Motorola Solutions, Inc.
11,412 4,602,231
NetApp, Inc.
14,023 2,444,069
NVIDIA Corp.
1,679,646 354,640,456
NXP Semiconductors NV
17,392 5,588,919
ON Semiconductor Corp. *
27,177 3,278,090
Palo Alto Networks, Inc. *
55,917 15,751,260
PTC, Inc. *
8,105 1,124,407

4 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 Scored & Screened ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
QUALCOMM, Inc.
73,688 18,497,162
Salesforce, Inc.
64,659 12,356,335
Seagate Technology Holdings
PLC
15,068 13,256,826
ServiceNow, Inc. *
71,967 8,950,536
TE Connectivity PLC
20,173 4,305,120
Texas Instruments, Inc.
62,730 19,175,306
Western Digital Corp.
23,421 12,441,469
Workday, Inc., Class A *
14,384 2,102,797
(Cost $703,482,622)
1,026,528,964
Materials — 2.1%
Air Products and Chemicals, Inc.
15,638 4,357,060
Albemarle Corp.
8,067 1,423,180
Amcor PLC
31,825 1,235,446
Avery Dennison Corp.
5,777 918,947
Ball Corp.
19,269 1,053,436
CF Industries Holdings, Inc.
10,685 1,200,460
CRH PLC
46,317 5,038,826
Dow, Inc.
49,085 1,656,619
Ecolab, Inc.
17,366 4,445,696
Freeport-McMoRan, Inc.
99,054 6,508,838
International Flavors &
Fragrances, Inc.
18,529 1,409,130
Linde PLC
32,181 16,016,162
LyondellBasell Industries NV,
Class A
17,451 1,163,109
Mosaic Co.
24,893 594,943
Newmont Corp.
75,402 8,279,894
PPG Industries, Inc.
16,169 1,826,774
Smurfit Westrock PLC
34,810 1,432,432
(Cost $54,932,267)
58,560,952
Real Estate — 2.2%
Alexandria Real Estate Equities,
Inc. REIT
12,793 635,556
American Tower Corp. REIT
32,020 5,986,459
AvalonBay Communities, Inc.
REIT
10,267 1,873,830
BXP, Inc. REIT
10,729 643,847
CBRE Group, Inc., Class A *
19,945 2,493,923
Digital Realty Trust, Inc. REIT
22,190 4,216,100
Equinix, Inc. REIT
6,779 7,240,243
Equity Residential REIT
23,035 1,507,641
Extra Space Storage, Inc. REIT
14,206 2,050,068
Federal Realty Investment Trust
REIT
6,139 734,409
Number
of Shares Value $
Healthpeak Properties, Inc. REIT
53,682 1,028,010
Host Hotels & Resorts, Inc. REIT
48,077 1,104,810
Iron Mountain, Inc. REIT
20,327 2,606,938
Kimco Realty Corp. REIT
50,493 1,215,871
Prologis, Inc. REIT
63,792 9,152,238
Regency Centers Corp. REIT
12,342 954,654
SBA Communications Corp.
REIT
7,396 1,502,571
Ventas, Inc. REIT
32,594 2,751,586
VICI Properties, Inc. REIT
71,713 2,023,741
Welltower, Inc. REIT
48,199 9,896,701
Weyerhaeuser Co. REIT
47,806 1,171,725
(Cost $56,692,556)
60,790,921
Utilities — 1.4%
American Water Works Co., Inc.
13,552 1,670,555
Consolidated Edison, Inc.
25,449 2,688,178
Constellation Energy Corp.
21,623 6,222,018
Entergy Corp.
31,116 3,393,200
Eversource Energy
25,459 1,738,086
Exelon Corp.
69,867 3,188,730
NextEra Energy, Inc.
144,819 12,600,701
Public Service Enterprise Group,
Inc.
33,642 2,645,943
Sempra
44,770 3,990,350
(Cost $39,237,703)
38,137,761
TOTAL COMMON STOCKS
(Cost $2,198,878,577)
2,745,228,500
SECURITIES LENDING
COLLATERAL — 0.0%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.53%
(b)(c)
(Cost $327,526)
327,526 327,526
CASH EQUIVALENTS — 0.1%
DWS Government Money Market
Series "Institutional Shares",
3.57% (b)
(Cost $3,595,494)
3,595,494 3,595,494
TOTAL INVESTMENTS — 99.9%
(Cost $2,202,801,597)
2,749,151,520
Other assets and liabilities,
net — 0.1%
2,623,101
NET ASSETS — 100.0%
2,751,774,621
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust | 5
Schedule of Investments
Xtrackers S&P 500 Scored & Screened ETF
(Continued)
May 31, 2026 (Unaudited)
At May 31, 2026, open futures contracts purchased were as follows:
Currency Abbreviations
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2026 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2026
Value ($) at
5/31/2026
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.53% (b)(c)
504,326 — (176,800) (d) — — 629 — 327,526 327,526
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series "Institutional Shares", 3.57% (b)
6,679,056 22,701,243 (25,784,805) — — 119,425 — 3,595,494 3,595,494
7,183,382 22,701,243 (25,961,605) — — 120,054 — 3,923,020 3,923,020
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2026 amounted to $320,590, which is 0.0% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2026.
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
E-Mini S&P 500 ESG Index
USD 9 2,836,350 2,990,070 6/18/2026 153,720
E-Mini S&P 500 Index
USD 6 2,181,375 2,278,725 6/18/2026 97,350
Total unrealized appreciation
251,070
USD U.S. Dollar

6 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 Scored & Screened ETF
(Continued)
May 31, 2026 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
SNPE-PH3
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 2,745,228,500 $ — $ — $ 2,745,228,500
Short-Term Investments (a)
3,923,020 — — 3,923,020
Derivatives (b)
Futures Contracts
251,070 — — 251,070
TOTAL
$ 2,749,402,590 $ — $ — $ 2,749,402,590
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.